Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

27. Earnings per share

Basic earnings per share is calculated by dividing profit attributable to company shareholders by the weighted average number of common shares available during the fiscal year.

Diluted profit per share is calculated by adjusting the weighted average number of common shares, presuming the conversion of all the potential diluted common shares. The Company has a Stock Option Plan that provides for the granting of 4,060,627 stock options with the Plan’s total dilutive potential being represented by 902,560 stock options, including initial granting.

The tables below show data of income and shares used in calculating basic and diluted earnings per share:

	December 31
	2019	2018
Net income for the year	38,876	71,055

Weighted average of shares	178,266,195	166,219,533
(-) Treasury shares	(7,849,826)	(3,192,406)
Adjusted weighted average of shares	170,416,369	163,027,127

Basic earnings per share - (in Reais)	0.2281	0.4358

	December 31
	2019	2018
Net income for the year	38,876	71,055

Weighted average number of shares (*)	178,266,195	166,219,533
(+) Stock Option	4,050,513	2,180,798
(-) Treasury shares	(7,849,826)	(3,192,406)
Adjusted weighted average of shares	174,466,882	165,207,925

Diluted earnings per share (in Reais)	0.2228	0.4301

(*)Post-stock-split amounts at June 13, 2016.